Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,297	¥ 1,465
Fair value	18	15
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,072	1,266
Fair value	13	12
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	225	199
Fair value	5	3
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	1,788	1,628
Fair value	¥ (22)	¥ (14)